STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details 1) (USD $)	6 Months Ended
Jun. 30, 2012
Stock Option Plan And Stock-Based Compensation Details 1
Outstanding as of December 31, 2011, Shares	1,578,400
Granted, Shares	300,000
Exercised, Shares
Options forfeited/cancelled, Shares
Outstanding as of June 30, 2012, Shares	1,878,400
Outstanding as of December 31, 2011, Exercise Price Per Share, Minimum	$ 0.1
Outstanding as of December 31, 2011, Exercise Price Per Share, Maximum	$ 1.85
Granted, Exercise Price Per Share	$ 0.1
Exercised, Exercise Price Per Share
Options forfeited/cancelled, Exercise Price Per Share
Outstanding as of June 30, 2012, Exercise Price Per Share, Minimum	$ 0.1
Outstanding as of June 30, 2012, Exercise Price Per Share, Maximum	$ 1.85
Outstanding as of December 31, 2011, Weighted Average Exercise Price	$ 0.19
Granted, Weighted Average Exercise Price	$ 0.1
Exercised, Weighted Average Exercise Price
Options forfeited/cancelled, Weighted Average Exercise Price
Outstanding as of June 30, 2012, Weighted Average Exercise Price	$ 0.17